Investment Strategy - Palm Valley Capital Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To achieve its investment objective the Fund invests primarily in a portfolio of small capitalization (“small‑cap”) common stocks. The Fund considers small-cap companies to be those that, at the time of investment, have a market capitalization of less than $10 billion. Under normal circumstances, the Fund holds common stocks of fewer than 40 different companies.

The Fund invests primarily in U.S. common stocks of small-cap companies. The Adviser seeks to identify securities that offer attractive risk-adjusted returns as determined by the Adviser, using bottom-up quantitative and qualitative investment research that considers all small-cap companies. The Adviser narrows down its investable universe by primarily focusing on those small-cap companies that it believes are more likely to grow consistently, have long operating histories, are profitable and have generated positive free cash flow, and possess strong balance sheets. Once the Adviser has identified companies meeting its quantitative and qualitative criteria, it seeks to purchase securities of high‑quality companies that it believes to be trading below fair value and are less likely to experience a permanent loss in value. The Adviser uses the discounted cash flow (“DCF”) valuation model as its primary valuation methodology. The Adviser may also consider the value of a company’s assets when attempting to value a security.

The Fund primarily owns common stocks, but may also invest in equity securities of real estate investment trusts (“REITs”), securities of companies involved in mining or related precious metals industries, convertible securities, and U.S. Government obligations. The Fund may invest up to 30% of its assets in non-U.S. securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, foreign currency, and securities of companies incorporated outside the United States.

To manage risk, the Adviser uses a flexible and opportunistic approach to the Fund’s cash position. The Fund may hold a significant position in cash or cash equivalents (including, but not limited to, shares of money market funds) for an extended period of time, based on the Adviser’s determination of the availability of high-quality companies trading at valuations that meet the Fund’s investment criteria and investment objective. The Adviser will determine the Fund’s cash position using its bottom-up analysis and valuation discipline, without regard to the Adviser’s views on the overall market.

The Fund typically sells an investment when the security exceeds the target value determined by the Adviser; when the Adviser’s target value is below the market price, either due to a change in the company’s financial or operating risk or a shift in the Adviser’s DCF valuation model; or when the Adviser can no longer value the security with a high degree of confidence.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 30% of its assets in non-U.S. securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, foreign currency, and securities of companies incorporated outside the United States.